Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2022
Derivative Instruments And Hedging Activities [Abstract]
Summary of Outstanding Derivative Instruments
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	April 1, 2020		March 31, 2021		March 31, 2022
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives
Interest rate contracts
Interest rate swap agreements	1,604	17,621	12,788	14,757	26,795	6,455
Interest rate swaptions agreements	—	58	—	205	—	1,075

Foreign exchange contracts
Foreign exchange forward contracts	10,023	6,822	7,820	13,241	14,687	34,284
Swap agreements	6,020	7,027	4,912	4,422	11,897	925
Currency option contracts purchased	7	—	15	—	42	—
Currency option contracts written	—	5	—	1,790	—	172
Other currency contracts	5,453	2,482	2,944	780	3,578	1,201

Equity contracts
Equity future contracts	605	1,476	240	986	—	11,903
Equity swap agreements	18,280	—	—	4,171	—	16,105
Option contracts purchased	4,081	—	10,177	—	4,024	—

Other
Other contracts	391	375	17	2	—	—

Total derivatives	46,464	35,866	38,913	40,354	61,023	72,120

Summary of Estimated Fair Values and Maturity Analysis for Notional Amounts of Sony's Outstanding Derivative Instruments
The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	April 1, 2020
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location
Cash flow hedging relationships
Foreign exchange forward contracts	173,398	—	173,398	1,799	—	Current assets: Other financial assets
Average rate (JPY/USD)	108.9	—

	Yen in millions
	March 31, 2021
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location
Cash flow hedging relationships
Foreign exchange forward contracts	100,177	—	100,177	—	4,221	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	106.0	—
Currency option bought contracts	32,754	—	32,754	8	—	Current assets: Other financial assets
Average rate (JPY/USD)	103.0	—
Currency option sold contracts	33,390	—	33,390	—	1,779	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	105.0	—
Interest rate swap agreements	—	132,852	132,852	10,438	—	Non-current assets: Other financial assets
Average rate	—	1.5%

	Yen in millions
	March 31, 2022
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Balance sheet location
Cash flow hedging relationships

Foreign exchange forward contracts	138,135	—	138,135	—	7,618	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	115.3	—
Currency option bought contracts	4,830	—	4,830	28	—	Current assets : Other financial assets
Average rate (JPY/USD)	115.0	—
Currency option sold contracts	4,975	—	4,975	—	161	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	118.5	—
Interest rate swap agreements	—	146,778	146,778	17,987	—	Non-current assets: Other financial assets
Average rate	—	1.5%

Summary Of Changes in Fair Value Of Hedging Instruments Related to Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income
Changes in the fair value of hedging instruments related to cash flow hedges are recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2021 and 2022.

	Yen in millions
	Foreign exchange contracts	Interest rate contracts	Total
Balance as of April 1, 2020	1,248	—	1,248

Changes in fair value of hedging instruments recognized in other comprehensive income	(2,672)	10,153	7,481
Reclassification adjustments to profit (loss) for the year *1 ,2	(5,119)	(2,109)	(7,228)
Deferred tax	2,261	(2,463)	(202)

Balance as of March 31, 2021	(4,282)	5,581	1,299

Changes in fair value of hedging instruments recognized in other comprehensive income	(14,645)	6,942	(7,703)
Reclassification adjustments to profit (loss) for the year *1,2	12,886	1,643	14,529
Deferred tax	538	(2,629)	(2,091)

Balance as of March 31, 2022	(5,503)	11,537	6,034

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2021 and 2022, hedge ineffectiveness recognized in profit or loss was not material.